Earnings/(loss) per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings/(loss) per share
Schedule of computation of basic and dilutive earnings/(loss) from continued operations per share attributable to the Group's ordinary shareholders

	(Unaudited)	(Unaudited)
	For the six-	For the six-
	month period	month period
	ended 30	ended 30
	June 2024	June 2023
(Loss)/profit from continuing operations for the period attributable to equity holders of the Parent Company	(5,692,847)	3,589,285
Loss from discontinued operations for the period attributable to equity holders of the Parent Company	—	(1,511,817)

Weighted average number of ordinary shares outstanding during the period	8,528,466	6,566,922

Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations – basic	(0.67)	0.55

Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations – diluted	(0.67)	0.44

Profit/(loss) per share attributable to equity holders of the Parent Company – basic	(0.67)	0.32

Profit/(loss) per share attributable to equity holders of the Parent Company – Diluted	(0.67)	0.25